Deferred income tax assets and liabilities (Movements in deferred income tax assets without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ 3,844,143	¥ 3,903,331
Business combination	16,000
(Charged)/credited to profit or loss	(231,279)	(117,972)
(Charged)/credited to other comprehensive income	1,319	55,393
Currency translation differences	(6,248)	3,391
End of the year	3,607,935	3,844,143
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	61,376	84,114
(Charged)/credited to other comprehensive income	(42,245)	(24,966)
Currency translation differences	(2,121)	2,228
End of the year	17,010	61,376
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	80,359
(Charged)/credited to other comprehensive income	43,564	80,359
End of the year	123,923	80,359
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	12,436	12,929
(Charged)/credited to profit or loss	(493)	(493)
End of the year	11,943	12,436
Provision for impairment loss [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	818,940	638,589
(Charged)/credited to profit or loss	(84,470)	179,661
Currency translation differences	(423)	690
End of the year	734,047	818,940
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	840,535	926,557
Business combination	16,000
(Charged)/credited to profit or loss	107,634	(86,022)
End of the year	948,169	840,535
Accrued expenses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	75,987	56,017
(Charged)/credited to profit or loss	(2,439)	19,970
End of the year	73,548	75,987
VAT refunds on purchases of domestically manufactured equipment [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	128,710	154,143
(Charged)/credited to profit or loss	(25,424)	(25,433)
End of the year	103,286	128,710
Unused tax losses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	549,759	774,677
(Charged)/credited to profit or loss	(146,025)	(224,918)
End of the year	403,734	549,759
Lease liabilities [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	965
(Charged)/credited to profit or loss	1,845	965
End of the year	2,810	965
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	1,275,076	1,256,305
(Charged)/credited to profit or loss	(81,907)	18,298
Currency translation differences	(3,704)	473
End of the year	¥ 1,189,465	¥ 1,275,076